Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Net income (loss)	$ 22,023	$ (24,446)	$ 36,596
Other comprehensive income (loss), net of tax:
(Increase) decrease in minimum pension liability (net of deferred tax benefit (expense) of $(107), $(2,188) and $4,603, respectively)	164	3,662	(9,370)
Pension reclassification (net of deferred tax expense of $0, $(7,780) and $(2,707), respectively) (see Note 12)		13,022	4,610
Total comprehensive income (loss)	$ 22,187	$ (7,762)	$ 31,836